Related party disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
29.
Related party disclosures

The ultimate parent

As of December 31, 2024, the controlling shareholder of the Company, HLA, indirectly owned 18,270,965, or 48.7% (2023: 18,270,965, or 44.7%), of the ordinary shares (net of treasury shares) in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HL Technology Systems Pte. Ltd. (“HLT”), a wholly-owned subsidiary of HLC. HLT owns approximately 25.4% (2023: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 23.3% (2023: 21.4%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under Bye-Laws of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.

In 2024, there were transactions other than dividends paid, between the Group and HLA of RMB 0.6 million (less than US$0.1 million) (2023: RMB 0.5 million; 2022: RMB 0.4 million). The transaction relates to consultancy fees charged by HLA.

Entity with significant influence over the Group

As of December 31, 2024, GY through Coomber Investment Ltd. owned 20.1% (2023: 18.2%) of the ordinary shares in the capital of the Company.

29.
Related party disclosures (cont’d)

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	411,010	924,971	974,112	135,787
- GY and its affiliates	2,262,306	2,034,304	2,120,542	295,595
Purchase of parts, supplies and engines
- associates and joint ventures	1,396,611	1,614,814	1,683,296	234,645
- GY and its affiliates	1,053,607	1,804,457	1,927,305	268,659
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	5,803	18,427	11,536	1,608
- GY and its affiliates	10,398	18,023	25,521	3,558
Service charge charged by
- joint ventures	128	2,094	833	116
Rental income
- joint ventures	4,634	3,834	2,914	406
- GY and its affiliates	580	12,227	12,657	1,764
Sales of an intangible asset to a joint venture	—	101,390	—	—
Property management service expenses
- GY and its affiliates	22,128	24,668	22,873	3,188
Selling, general and administrative expenses
- GY and its affiliates	30,151	34,178	98,486	13,729
- HLA and its affiliates	8,994	9,194	8,968	1,250
Delivery, storage, distribution and handling expenses
- GY and its affiliates	201,669	212,566	183,020	25,512
Payment for lease liabilities
- GY and its affiliates	19,802	19,615	19,225	2,680
Purchases of vehicles and machineries
- GY and its affiliates	2,513	—	—	—

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms.

The transactions with related parties are made at terms agreed between the parties.

Compensation of key management personnel of the Group

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	25,011	30,147	34,625	4,827
Share-based payment	—	—	952	133
Contribution to defined contribution plans	208	305	315	44
	25,219	30,452	35,892	5,004

The non-executive directors do not receive pension entitlements from the Group.